Share-based payments - Prior VSOP - Development of the virtual shares in this program granted to management and key employees (Details) € / shares in Units, € in Millions												12 Months Ended
	Mar. 26, 2024 shares	Mar. 22, 2024 shares	Aug. 14, 2023	Dec. 14, 2022 € / shares shares	Dec. 12, 2022 shares	Aug. 14, 2022	Oct. 19, 2021 EUR (€) € / shares shares	Oct. 18, 2021 shares	Mar. 11, 2021 EUR (€) € / shares shares	Mar. 10, 2021 shares	Aug. 14, 2020	Dec. 31, 2023 Option shares	Dec. 31, 2022 Option shares	Dec. 31, 2021 Option shares
Prior VSOP
Share-based payments
Right to exercise percentage of vested virtual shares			10.00%			10.00%					10.00%	10.00%
Number of shares issued for exercise of stock options | shares		786,746			777,260			765,223		759,677
Number of shares received | shares		786,746			777,260			765,223		759,677		0	777,260
Transfer from shareholders to company | shares	786,746			777,260			523,897		390,023
Treasury shares transferred | shares							241,326		369,654
Provision for employer taxes | €							€ 8		€ 26
Average share price | € / shares				€ 6.96			€ 34.56		€ 69.69
Former Chief Executive Officer Grant
Share-based payments
Outstanding at the beginning of the period | Option												5,614,246	6,426,365	7,951,265
Forfeited during the period | Option												(11,091)	(34,859)
Exercised during the period | Option													(777,260)	(1,524,900)
Outstanding at the end of the period | Option												5,603,155	5,614,246	6,426,365
Thereof vested | shares												5,588,513	5,509,886	6,365,422
Thereof exercisable | Option												0	0	0